SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent events	SUBSEQUENT EVENTS
On August 14, 2023, Cheniere declared their first option on the time charter for the vessel, Flex Vigilant, extending the firm period by 200 days. The charter is now scheduled to expire in June 2031.

On August 15, 2023, the Company’s Board of Directors declared a cash dividend for the second quarter of 2023 of $0.75 per share. This dividend will be paid on or around September 5, 2023, to shareholders on record as of August 31, 2023. The ex-dividend date will be August 30, 2023.

All declarations of dividends are subject to the determination and discretion of the Company’s Board of Directors based on its consideration of various factors, including the Company’s results of operations, financial condition, level of indebtedness, anticipated capital requirements, contractual restrictions, restrictions in its debt agreements, restrictions under applicable law, its business prospects and other factors that the Board of Directors may deem relevant.